Related party transactions (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Key Management Personnel Compensation [Abstract]
Summary of Aggregate Compensation made to Directors and other Members of key Management Personnel
The aggregate compensation made to Directors and other members of key management personnel ("KMP") of the Group is set out below:

	Year Ended June 30,
(in U.S. dollars)	2024	2023
Short-term employee benefits	2,762,736	2,153,181
Long-term employee benefits	11,124	11,326
Post-employment benefits	18,900	23,935
Share based payments	1,704,995	881,342
	4,497,755	3,069,784